Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000006666 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000006666 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000006666 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000006666 [Member] | Hancock Whitney [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000006666 [Member] | FNB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000006666 [Member] | Synovus Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000006666 [Member] | MasTec [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000006666 [Member] | ITT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000006666 [Member] | TTM Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000006666 [Member] | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000006666 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.15%	[1]
C000006666 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.48%	[1]
C000006666 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[1]
C000006666 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[1]
C000006666 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.78%	[1]
C000006666 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[1]
C000006666 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.93%	[1]
C000006666 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%	[1]
C000006666 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.61%	[1]
C000006666 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[1]
C000006665 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000006665 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000006665 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000006665 [Member] | Hancock Whitney [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000006665 [Member] | FNB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000006665 [Member] | Synovus Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000006665 [Member] | MasTec [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000006665 [Member] | ITT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000006665 [Member] | TTM Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000006665 [Member] | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000006665 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.15%	[2]
C000006665 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.48%	[2]
C000006665 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[2]
C000006665 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[2]
C000006665 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.78%	[2]
C000006665 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[2]
C000006665 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.93%	[2]
C000006665 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%	[2]
C000006665 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.61%	[2]
C000006665 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[2]
C000006679 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.67%
C000006679 [Member] | SK Square [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.74%
C000006679 [Member] | SK Hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.05%
C000006679 [Member] | Reliance Industries GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000006679 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
C000006679 [Member] | Reliance Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000006679 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000006679 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000006679 [Member] | HDFC Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000006679 [Member] | Alibaba Group Holding ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
C000006679 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[3]
C000006679 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%	[3]
C000006679 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[3]
C000006679 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%	[3]
C000006679 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.08%	[3]
C000006679 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.08%	[3]
C000006679 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[3]
C000006679 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.36%	[3]
C000006679 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.59%	[3]
C000006679 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[3]
C000006679 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[3]
C000006679 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000006679 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.43%
C000006679 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000006679 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.72%
C000006679 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	0.83%
C000006679 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000006679 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000006679 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000006679 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	21.39%
C000006679 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000006680 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.67%
C000006680 [Member] | SK Square [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.74%
C000006680 [Member] | SK Hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.05%
C000006680 [Member] | Reliance Industries GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000006680 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
C000006680 [Member] | Reliance Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000006680 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000006680 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000006680 [Member] | HDFC Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000006680 [Member] | Alibaba Group Holding ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
C000006680 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[4]
C000006680 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%	[4]
C000006680 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[4]
C000006680 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%	[4]
C000006680 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.08%	[4]
C000006680 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.08%	[4]
C000006680 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[4]
C000006680 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.36%	[4]
C000006680 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.59%	[4]
C000006680 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[4]
C000006680 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[4]
C000006680 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000006680 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.43%
C000006680 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000006680 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.72%
C000006680 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	0.83%
C000006680 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000006680 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000006680 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000006680 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	21.39%
C000006680 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000212992 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000212992 [Member] | Casey s General Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000212992 [Member] | Guidewire Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000212992 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000212992 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000212992 [Member] | Reliance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000212992 [Member] | Dick s Sporting Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000212992 [Member] | Pinnacle Financial Partners [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000212992 [Member] | Reinsurance Group of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000212992 [Member] | Expand Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
C000212992 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[5]
C000212992 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%	[5]
C000212992 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.82%	[5]
C000212992 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%	[5]
C000212992 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[5]
C000212992 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.05%	[5]
C000212992 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%	[5]
C000212992 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.16%	[5]
C000212992 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.52%	[5]
C000212992 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%	[5]
C000212992 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[5]
C000212995 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.43%
C000212995 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.21%
C000212995 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000212995 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.34%
C000212995 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000212995 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.58%
C000212994 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.43%
C000212994 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.21%
C000212994 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000212994 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.34%
C000212994 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000212994 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.58%
C000212997 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.72%
C000212997 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000212997 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
C000212997 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.76%
C000212997 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.84%
C000212997 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.55%
C000212997 [Member] | Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000212997 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%
C000212997 [Member] | Technology And Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%
C000212997 [Member] | Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000234377 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.72%
C000234377 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000234377 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
C000234377 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.76%
C000234377 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.84%
C000234377 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.55%
C000234377 [Member] | Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000234377 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%
C000234377 [Member] | Technology And Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%
C000234377 [Member] | Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000212999 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.21%
C000212999 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000212999 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.96%
C000212999 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.89%
C000212999 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.14%
C000212999 [Member] | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%
C000212999 [Member] | Intercontinental Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%
C000212999 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
C000212999 [Member] | Intuit [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
C000212999 [Member] | Salesforce [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000212999 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.83%	[6]
C000212999 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[6]
C000212999 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[6]
C000212999 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.14%	[6]
C000212999 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[6]
C000212999 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[6]
C000212999 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.77%	[6]
C000212999 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.47%	[6]
C000213000 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
C000213000 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%
C000213000 [Member] | Philip Morris International [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000213000 [Member] | Gilead Sciences [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
C000213000 [Member] | CVS Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000213000 [Member] | Citigroup [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
C000213000 [Member] | McKesson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000213000 [Member] | Booking Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000213000 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000213000 [Member] | Bristol Myers Squibb [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000213000 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%	[7]
C000213000 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.29%	[7]
C000213000 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.66%	[7]
C000213000 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.99%	[7]
C000213000 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.62%	[7]
C000213000 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.13%	[7]
C000213000 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.13%	[7]
C000213000 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.92%	[7]
C000213002 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000213002 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.43%
C000213002 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.16%
C000213002 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.13%
C000213002 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.05%
C000213002 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.55%
C000213002 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.67%
C000213002 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.47%
C000213002 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000213002 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000213003 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000213003 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.43%
C000213003 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.16%
C000213003 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.13%
C000213003 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.05%
C000213003 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.55%
C000213003 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.67%
C000213003 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.47%
C000213003 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000213003 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000213004 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.34%
C000213004 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000213004 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000213004 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.85%
C000213004 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.23%
C000213004 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.15%
C000213004 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000213004 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%

[1]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[2]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[3]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[4]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[5]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[6]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[7]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.